Condensed Interim Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Profit or loss [abstract]
REVENUES	$ 79	$ 101	$ 436	$ 444
COST OF REVENUES	(30)	(44)	(118)	(188)
GROSS PROFIT	49	57	318	256
RESEARCH AND DEVELOPMENT EXPENSES, net	3,795	4,137	10,832	12,792
MARKETING EXPENSES		151		575
GENERAL AND ADMINISTRATIVE EXPENSES	1,232	1,406	3,669	3,972
OPERATING LOSS	4,978	5,637	14,183	17,083
FINANCIAL INCOME	(223)	(387)	(722)	(640)
FINANCIAL EXPENSES	101	102	267	142
FINANCIAL INCOME, net	(122)	(285)	(455)	(498)
COMPREHENSIVE LOSS	$ 4,856	$ 5,352	$ 13,728	$ 16,585
LOSS PER ORDINARY SHARE
Basic and diluted	$ 0.14	$ 0.15	$ 0.38	$ 0.52
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING-
Basic and diluted	35,881,128	35,865,050	35,881,128	31,987,750